UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2005

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (21.1%)

Allied Waste Industries, Inc. *	6,000	$43,860
Corning, Inc. *	4,000	44,520
Emerson Electric Company	800	51,944
General Electric Company	3,400	122,604
International Paper Company	1,600	58,864
Textron, Inc.	1,500	111,930
Tyco International, Ltd.	4,100	138,580
Waste Management, Inc.	2,500	72,125

		644,427

CONSUMER GOODS (14.7%)

Lear Corporation *	1,700	75,412
Lowe’s Companies, Inc.	2,300	131,307
Masco Corporation	3,000	104,010
Newell Rubbermaid, Inc.	1,000	21,940
PepsiCo, Inc.	1,300	68,939
Staples, Inc. *	1,500	47,145

		448,753

CONSUMER SERVICES (9.9%)

Comcast Corporation Class A *	3,600	120,240
Time Warner, Inc. *	4,000	70,200
Viacom, Inc. Class B *	900	31,347
Wal-Mart Stores, Inc.	1,600	80,176

		301,963

ENERGY (9.2%)

Grant Prideco, Inc. *	3,000	72,480
Schlumberger, Ltd.	1,000	70,480
Weatherford International, Inc. *	2,400	139,056

		282,016

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2005

	Number of Shares	Market Value
COMMON STOCKS - Continued

FINANCIAL (18.0%)

Affiliated Managers Group, Inc. *	1,600	$99,248
American Express Company	2,700	138,699
American International Group, Inc.	500	27,705
Bank of America Corporation	2,000	88,200
Citigroup, Inc.	1,500	67,410
J.P. Morgan Chase and Company	2,050	70,930
Morgan Stanley	1,000	57,250

		549,442

HEALTH CARE (3.7%)

Eli Lilly and Company	500	26,050
Johnson & Johnson	764	51,310
Medtronic, Inc.	700	35,655

		113,025

TECHNOLOGY - HARDWARE (5.9%)

Cisco Systems, Inc. *	5,500	98,395
Intel Corporation	3,400	78,982
Freescale Semiconductor, Inc.	276	4,761

		182,138

TECHNOLOGY - SOFTWARE & SERVICES (12.3%)

First Data Corporation	2,000	78,260
Microsoft Corporation	4,200	101,514
Oracle Corporation *	4,800	59,904
Yahoo!, Inc. *	4,000	135,600

		375,638

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2005

	Number of Shares	Market Value
COMMON STOCKS – Continued

TELECOMMUNICATIONS (5.1%)

Motorola, Inc.	2,500	$37,425
Sanmina-SCI Corporation *	7,496	39,129
Vodafone Group, PLC Sponsored ADR	3,000	79,680

		156,234

TOTAL COMMON STOCK (99.9%)		3,053,636

TOTAL INVESTMENTS (99.9%)		3,053,636

CASH AND RECEIVABLES LESS LIABILITIES (0.1%)		2,841

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,056,477

*	Non-income producing security

ADR – American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: May 18, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: May 18, 2005.